Other current financial assets - Schedule of Other Current Financial Assets (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Other current financial assets	SFr 43.1	SFr 33.2
Other current financial assets at amortized cost
Disclosure of financial assets [line items]
Other current financial assets	43.1	33.2
Other current financial assets at amortized cost | Credit cards
Disclosure of financial assets [line items]
Other current financial assets	8.6	6.9
Other current financial assets at amortized cost | Deposits
Disclosure of financial assets [line items]
Other current financial assets	23.1	22.5
Other current financial assets at amortized cost | Other current financial assets
Disclosure of financial assets [line items]
Other current financial assets	11.4	3.8
Other current financial assets at fair value through profit and loss
Disclosure of financial assets [line items]
Other current financial assets	SFr 0.0	SFr 0.0